Regulatory Matters - Schedule of Capital Ratios and Capital Amounts Compliance with Regulatory Framework for Adequately Capitalized and Well Capitalized Institutions, by Company and its Subsidiary Bank (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets), Actual, Amount	$ 33,748	$ 32,792
Tier I Capital (to Risk Weighted Assets), Actual, Amount	31,883	30,938
Tier I Capital (to Adjusted Total Assets), Actual, Amount	31,883	30,938
Total Capital (to Risk Weighted Assets) Actual, Ratio	21.43%	22.13%
Tier I Capital (to Risk Weighted Assets), Actual, Ratio	20.24%	20.88%
Tier I Capital (to Adjusted Total Assets), Actual, Ratio	9.32%	10.48%
Total Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Amount	12,600	11,856
Tier I Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Amount	6,300	5,928
Tier I Capital (to Adjusted Total Assets) Required For Capital Adequacy Purposes, Amount	13,686	11,809
Total Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Adjusted Total Assets) Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	15,750	14,821
Tier I Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	9,450	8,892
Tier I Capital (to Adjusted Total Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	17,108	14,761
Total Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier I Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier I Capital (to Adjusted Total Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Progressive Bank N.A. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk Weighted Assets), Actual, Amount	33,577	32,608
Tier I Capital (to Risk Weighted Assets), Actual, Amount	31,712	30,754
Tier I Capital (to Adjusted Total Assets), Actual, Amount	31,712	30,754
Total Capital (to Risk Weighted Assets) Actual, Ratio	21.35%	22.04%
Tier I Capital (to Risk Weighted Assets), Actual, Ratio	20.17%	20.78%
Tier I Capital (to Adjusted Total Assets), Actual, Ratio	9.28%	10.43%
Total Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Amount	12,580	11,838
Tier I Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Amount	6,290	5,919
Tier I Capital (to Adjusted Total Assets) Required For Capital Adequacy Purposes, Amount	13,676	11,798
Total Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Capital (to Risk Weighted Assets) Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Adjusted Total Assets) Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	15,725	14,798
Tier I Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	9,435	8,879
Tier I Capital (to Adjusted Total Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 17,095	$ 14,747
Total Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier I Capital (to Risk Weighted Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier I Capital (to Adjusted Total Assets) Required To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%